QUARTERLY RESULTS OF OPERATIONS (UNAUDTIED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Oct. 26, 2014	Jul. 27, 2014	Apr. 27, 2014	Jan. 26, 2014	Oct. 27, 2013	Jul. 28, 2013	Apr. 28, 2013	Jan. 27, 2013	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
Net sales	$ 2,543,771	$ 2,284,947	$ 2,244,866	$ 2,242,672	$ 2,323,202	$ 2,159,525	$ 2,152,686	$ 2,116,241	$ 9,316,256	$ 8,751,654	$ 8,230,670
Gross Profit	423,584	363,999	378,758	398,642	385,516	330,306	352,801	344,193	1,564,983	1,412,816	1,331,851
Net earnings	171,848	139,014	140,706	154,458	158,485	113,905	126,641	131,045	606,026	530,076	504,961
Net Earnings Attributable to Hormel Foods Corporation	$ 171,264	$ 137,975	$ 140,090	$ 153,348	$ 157,340	$ 113,635	$ 125,520	$ 129,716	$ 602,677	$ 526,211	$ 500,050
Basic Earnings Per Share (in dollars per share)	$ 0.65	$ 0.52	$ 0.53	$ 0.58	$ 0.60	$ 0.43	$ 0.47	$ 0.49	$ 2.28	$ 1.99	$ 1.90
Diluted Earnings Per Share (in dollars per share)	$ 0.63	$ 0.51	$ 0.52	$ 0.57	$ 0.58	$ 0.42	$ 0.46	$ 0.48	$ 2.23	$ 1.95	$ 1.86